Document and Entity Information	Apr. 06, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 06, 2017
Registrant Name	INTERNATIONAL GROWTH & INCOME FUND
Central Index Key	0001439297
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 06, 2017
Prospectus Date	Apr. 07, 2017
International Growth and Income Fund SM | Class A
Prospectus:
Trading Symbol	IGAAX
International Growth and Income Fund SM | Class 529-F-1
Prospectus:
Trading Symbol	CGIFX
International Growth and Income Fund SM | Class R-1
Prospectus:
Trading Symbol	RIGAX
International Growth and Income Fund SM | Class R-2
Prospectus:
Trading Symbol	RIGBX
International Growth and Income Fund SM | Class R-3
Prospectus:
Trading Symbol	RGICX
International Growth and Income Fund SM | Class R-4
Prospectus:
Trading Symbol	RIGEX
International Growth and Income Fund SM | Class R-5
Prospectus:
Trading Symbol	RIGFX
International Growth and Income Fund SM | Class B
Prospectus:
Trading Symbol	IGIBX
International Growth and Income Fund SM | Class C
Prospectus:
Trading Symbol	IGICX
International Growth and Income Fund SM | Class F-1
Prospectus:
Trading Symbol	IGIFX
International Growth and Income Fund SM | Class F-2
Prospectus:
Trading Symbol	IGFFX
International Growth and Income Fund SM | Class 529-A
Prospectus:
Trading Symbol	CGIAX
International Growth and Income Fund SM | Class 529-B
Prospectus:
Trading Symbol	CGIBX
International Growth and Income Fund SM | Class 529-C
Prospectus:
Trading Symbol	CIICX
International Growth and Income Fund SM | Class 529-E
Prospectus:
Trading Symbol	CGIEX
International Growth and Income Fund SM | Class R-6
Prospectus:
Trading Symbol	RIGGX
International Growth and Income Fund SM | Class R-2E
Prospectus:
Trading Symbol	RIIEX
International Growth and Income Fund SM | Class R-5E
Prospectus:
Trading Symbol	RIGIX
International Growth and Income Fund SM | Class F-3
Prospectus:
Trading Symbol	IGAIX
International Growth and Income Fund SM | Class 529-T
Prospectus:
Trading Symbol	TGAGX
International Growth and Income Fund SM | Class T
Prospectus:
Trading Symbol	TGAIX